Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Transfers of liabilities into or out of level 2 or level 3	$ 0	$ 0